Organization and Description of Business	12 Months Ended
Dec. 31, 2024
Organization and Description of Business [Abstract]
Organization and Description of Business

(1) Organization and Description of Business

AIFU Inc. (the “Company”) (formally known as “AIX Inc.“and “Fanhua Inc.”) was incorporated in the Cayman Islands on April 10, 2007 and listed on the Nasdaq on October 31, 2007. On October 31, 2024, the Company changed its name from Fanhua Inc. to AIX Inc. On April 17, 2025, the Company changed its name from AIX Inc. to AIFU Inc. The Company, its subsidiaries and the former consolidated variable interest entities (the “former VIEs”) are collectively referred to as the “Group”. The Group is principally engaged in the provision of agency services in the People’s Republic of China (the “PRC”). It also offered insurance claims adjusting services until January 2025.

On December 27, 2024, the Group transferred all of our interests in Fanhua RONs (Beijing) Technology Co., Ltd. (“Fanhua RONS Technologies”) and Shenzhen Xinbao Investment Co., Ltd. (“Xinbao Investment”) and its subsidiaries (the “former VIEs”) to BGM Group Ltd. (“BGM”) in exchange for BGM’s Class A ordinary shares. Prior to the transaction, the Group performed a series of restructuring to transfer equity interest of Fanhua RONS Technologies and Xinbao Investment to a newly incorporated wholly owned subsidiary through contractual arrangements. The historical contractual arrangements among (x) the Group’s wholly-owned PRC subsidiary Fanhua Group Company and Fanlian Investment, (y) the former consolidated VIEs, and (z) the individual nominee shareholders of the consolidated VIEs (the “Contractual Arrangements”) were terminated at the date of closing the transaction with BGM. Since then the Group owned no VIEs subsidiaries.

On December 27, 2023, securities exchange agreements (the “Agreements”) were entered into by and among Highest Performances Holdings Inc. (“HPH”, formerly known as “Puyi Inc.”) and certain shareholders of the Company (the “Selling Shareholders”). Upon the terms and subject to the conditions of the Agreements, HPH issued and allotted to the Selling Shareholders an aggregate of 284,113,314 HPH ordinary shares, and in exchange therefor, the Selling Shareholders sold to HPH an aggregate of 568,226,628 ordinary shares of the Company they beneficially owned (the “Transaction through Exchange of Equity Interests”). The transaction was closed on December 31, 2023. As a result of the Transaction through Exchange of Equity Interests, HPH owns approximately 50.07% of the Company’s equity interests.